Debt and Capital Lease Obligations Debt Maturities Table (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Balance of 2014	$ 112,435
Maturing in 2015	142,924
Maturing in 2016	73,617
Maturing in 2017	32,972
Maturing in 2018	33,996
Thereafter	909,615
Long-term Debt	1,305,559
Predecessor
Debt Instrument [Line Items]
Maturing in 2014		34,312
Maturing in 2015		8,222
Maturing in 2016		53,137
Maturing in 2017		9,155
Maturing in 2018		9,764
Thereafter		206,409
Long-term Debt		$ 320,999